Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, refer to the “Compensation Discussion and Analysis” section starting on page 29 and the compensation tables starting on page 45.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(6)	PBIT 4 (%)(7)

					Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$10,601,249	$(16,408,806)	$2,665,821	$(1,673,638)	$129.70	$157.85	$715.5	28%
2021	$10,954,713	$37,477,207	$2,495,173	$6,687,782	$241.76	$246.07	$1,014.6	33%
2020	$10,366,962	$38,723,342	$2,200,641	$6,002,932	$176.71	$161.36	$784.1	30%

(1)	The amounts in column (b) are the amounts reported for our Principal Executive Officer, Mark E. Jagiela, in the “Total” column of the Summary Compensation Table for each applicable fiscal year.
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jagiela, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jagiela during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Jagiela’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$10,601,249	$(7,809,305)	$(19,200,750)	$—	$—	$(16,408,806)
2021	$10,954,713	$(6,967,898)	$33,490,392	$—	$—	$37,477,207
2020	$10,366,962	$(6,924,411)	35,341,904	$(61,113)	$—	$38,723,342

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, in each case, to the extent applicable: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are

4
See Appendix A of this proxy statement for additional information regarding the non-GAAP
financial measures discussed in this Pay versus Performance table (PBIT) and reconciliations of these non-GAAP
financial measures to their most directly comparable GAAP financial measures.

not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$5,951,742	$(20,098,995)	$—	$(5,053,497)	$—	$—	$(19,200,750)
2021	$14,187,235	$17,214,099	$—	$2,089,059	$—	$—	$33,490,392
2020	$16,917,961	$18,293,731	$—	$130,212	$—	$—	$35,341,904

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Jagiela during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$—	$—	$—
2021	$—	$—	$—
2020	$—	$—	$—

(3)
The amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Jagiela) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The
Non-PEO
NEOs included for purposes of calculating the amounts in column (d) and in column (e) are as follows: (i) for 2022, Sanjay Mehta, Charles J. Gray, Richard J. Burns and Gregory S. Smith; (ii) for 2021, Sanjay Mehta, Charles J. Gray, Bradford B. Robbins and Gregory S. Smith; and (iii) for 2020, Sanjay Mehta, Charles J. Gray, Richard J. Burns and Gregory S. Smith.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Jagiela), as computed in accordance with Item 402(v) of
Regulation S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Jagiela) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total

compensation for the NEOs as a group (excluding Mr. Jagiela) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,665,821	$(1,506,542)	$(2,832,916)	$—	$—	$(1,673,638)
2021	$2,495,173	$(1,178,493)	$5,376,688	$(39,988)	$34,402	$6,687,782
2020	$2,200,641	$(1,044,919)	$4,847,210	$—	$—	$6,002,932

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,188,442	$(3,043,775)	$—	$(977,583)	$—	$—	$(2,832,916)
2021	$2,399,542	$2,697,209	$—	$279,938	$—	$—	$5,376,688
2020	$2,433,816	$2,440,854	$—	$(27,460)	$—	$—	$4,847,210

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$—	$—	$—
2021	$34,402	$—	$34,402
2020	$—	$—	$—

(5)
Teradyne has chosen to compare the change in the cumulative total shareholder return (“TSR”) of its common stock with the TSR of the Morningstar Global Semiconductor Equipment & Materials GR USD Industry Group. The Morningstar Global Semiconductor Equipment & Materials GR USD Industry Group is the peer group used by the Company for purposes of Item 2(e) of Regulation
S
-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.

(6)	Reflects net income as reported for each year in the company’s Annual Report on Form 10-K.
(7)
PBIT is the “company selected measure” for the “Pay versus Performance Table”. PBIT is a key metric for both the Company’s annual variable cash compensation program and the performance-based RSUs granted annually to the PEO and other NEOs. PBIT is a non-GAAP
financial measure equal to GAAP income from operations excluding restructuring and other; amortization of acquired intangible assets; acquisition and divestiture related charges or credits; pension actuarial gains and losses;
non-cash
convertible debt interest expense; and certain other gains and charges. This PBIT metric used by the Compensation Committee in the variable cash compensation calculation is the same as the PBIT metric reported by the Company in the financial statements accompanying its quarterly earnings releases.

Company Selected Measure Name	PBIT
Named Executive Officers, Footnote [Text Block]	The
Non-PEO
	NEOs included for purposes of calculating the amounts in column (d) and in column (e) are as follows: (i) for 2022, Sanjay Mehta, Charles J. Gray, Richard J. Burns and Gregory S. Smith; (ii) for 2021, Sanjay Mehta, Charles J. Gray, Bradford B. Robbins and Gregory S. Smith; and (iii) for 2020, Sanjay Mehta, Charles J. Gray, Richard J. Burns and Gregory S. Smith.
Peer Group Issuers, Footnote [Text Block]
(5)
Teradyne has chosen to compare the change in the cumulative total shareholder return (“TSR”) of its common stock with the TSR of the Morningstar Global Semiconductor Equipment & Materials GR USD Industry Group. The Morningstar Global Semiconductor Equipment & Materials GR USD Industry Group is the peer group used by the Company for purposes of Item 2(e) of Regulation
S
-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 10,601,249	$ 10,954,713	$ 10,366,962
PEO Actually Paid Compensation Amount	$ 16,408,806	37,477,207	38,723,342
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jagiela, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jagiela during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Jagiela’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$10,601,249	$(7,809,305)	$(19,200,750)	$—	$—	$(16,408,806)
2021	$10,954,713	$(6,967,898)	$33,490,392	$—	$—	$37,477,207
2020	$10,366,962	$(6,924,411)	35,341,904	$(61,113)	$—	$38,723,342

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, in each case, to the extent applicable: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are

4
See Appendix A of this proxy statement for additional information regarding the non-GAAP
financial measures discussed in this Pay versus Performance table (PBIT) and reconciliations of these non-GAAP
financial measures to their most directly comparable GAAP financial measures.

not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$5,951,742	$(20,098,995)	$—	$(5,053,497)	$—	$—	$(19,200,750)
2021	$14,187,235	$17,214,099	$—	$2,089,059	$—	$—	$33,490,392
2020	$16,917,961	$18,293,731	$—	$130,212	$—	$—	$35,341,904

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Jagiela during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$—	$—	$—
2021	$—	$—	$—
2020	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,665,821	2,495,173	2,200,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,673,638)	6,687,782	6,002,932
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Jagiela), as computed in accordance with Item 402(v) of
Regulation S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Jagiela) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total

compensation for the NEOs as a group (excluding Mr. Jagiela) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,665,821	$(1,506,542)	$(2,832,916)	$—	$—	$(1,673,638)
2021	$2,495,173	$(1,178,493)	$5,376,688	$(39,988)	$34,402	$6,687,782
2020	$2,200,641	$(1,044,919)	$4,847,210	$—	$—	$6,002,932

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,188,442	$(3,043,775)	$—	$(977,583)	$—	$—	$(2,832,916)
2021	$2,399,542	$2,697,209	$—	$279,938	$—	$—	$5,376,688
2020	$2,433,816	$2,440,854	$—	$(27,460)	$—	$—	$4,847,210

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$—	$—	$—
2021	$34,402	$—	$34,402
2020	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As illustrated by the following graph, the amount of compensation actually paid to Mr. Jagiela and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Jagiela) is generally aligned with the Company’s cumulative TSR over the years presented in the graph. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented in the graph is because a significant portion of the compensation actually paid to Mr. Jagiela and to the other NEOs is comprised of equity awards, including time-based RSUs, performance-based RSUs, and stock options. As illustrated by the following graph, the Company’s cumulative TSR over the three years presented was 28.1%, while the cumulative TSR of the Morningstar Global Semiconductor Equipment & Materials GR USD Industry Group was 57.85%
.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As illustrated by the following graph, the amount of compensation actually paid to Mr. Jagiela and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Jagiela) is generally aligned with the Company’s net income over the years presented in the graph. While the Company does not specifically use annual net income as a performance measure in the executive compensation program, the measure of net income is correlated with PBIT, a key metric for the Company’s annual variable cash compensation program and the performance-based RSUs granted annually to all NEOs
.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
C
ompensation Actually Paid and PBIT
As illustrated by the following graph, the amount of compensation actually paid to Mr. Jagiela and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Jagiela) is generally aligned with the Company’s PBIT over the years presented in the graph. As described above, PBIT is a non-GAAP
financial measure used by the Compensation Committee in the variable cash compensation calculation and is the same as the PBIT metric reported by the Company in the financial statements accompanying its quarterly earnings releases. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for its executive compensation program, the

Company has determined that PBIT is the most important performance measure to link compensation actually paid to the NEOs to Company performance
.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Cumulative TSR
As illustrated by the following graph, the amount of compensation actually paid to Mr. Jagiela and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Jagiela) is generally aligned with the Company’s cumulative TSR over the years presented in the graph. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented in the graph is because a significant portion of the compensation actually paid to Mr. Jagiela and to the other NEOs is comprised of equity awards, including time-based RSUs, performance-based RSUs, and stock options. As illustrated by the following graph, the Company’s cumulative TSR over the three years presented was 28.1%, while the cumulative TSR of the Morningstar Global Semiconductor Equipment & Materials GR USD Industry Group was 57.85%
.

Tabular List [Table Text Block]
List of Most Important Financial Performance Measures
The following table lists the most important financial performance measures used by our Compensation Committee for determining executive pay in 2022 and linking compensation actually paid to Company performance. The role of each of these financial performance measures on our NEOs’ compensation is discussed in the “Compensation Discussion and Analysis” section above.

Financial Performance Measures for 2022
Annual PBIT ( component of NEO variable compensation )
Two-year rolling revenue growth rate ( component of NEO variable compensation )
Three-year cumulative PBIT ( component of NEO performance-based RSU awards )
Three-year TSR ( component of NEO performance-based RSU awards )

Total Shareholder Return Amount	$ 129.7	241.76	176.71
Peer Group Total Shareholder Return Amount	157.85	246.07	161.36
Net Income (Loss)	$ 715,500,000	$ 1,014,600,000	$ 784,100,000
Company Selected Measure Amount	0.28	0.33	0.30
PEO Name	Mark E. Jagiela
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual PBIT (component of NEO variable compensation)
Non-GAAP Measure Description [Text Block]	PBIT is a
non-GAAP
financial measure equal to GAAP income from operations excluding restructuring and other; amortization of acquired intangible assets; acquisition and divestiture related charges or credits; pension actuarial gains and losses;
non-cash
	convertible debt interest expense; and certain other gains and charges.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Two-year rolling revenue growth rate (component of NEO variable compensation)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Three-year cumulative PBIT (component of NEO performance-based RSU awards)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Three-year TSR (component of NEO performance-based RSU awards)
Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,809,305	6,967,898	6,924,411
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,200,750	33,490,392	35,341,904
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	61,113
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,951,742	14,187,235	16,917,961
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,098,995	17,214,099	18,293,731
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,053,497	2,089,059	130,212
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,200,750	33,490,392	35,341,904
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,506,542	1,178,493	1,044,919
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,832,916)	5,376,688	4,847,210
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	39,988	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(34,402)	0
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,188,442	2,399,542	2,433,816
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,043,775)	2,697,209	2,440,854
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(977,583)	279,938	(27,460)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,832,916)	5,376,688	4,847,210
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	34,402	0
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 34,402	$ 0